CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
MINERAL PROPERTIES.
Convertible promissory notes
	December 31, 2012	December 31, 2011
Convertible promissory notes	$—	$1,015,604
Less: debt discount	—	(897,117)

Convertible promissory notes, net	$—	$118,487